Additional information - Financial Statement Schedule I - Condensed statement of cash flows (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash (used in)/generated from operations
Loss before income tax	£ (39,664,000)	£ (130,724,000)	£ (32,574,000)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	658,000	875,000	1,753,000
Foreign exchange losses on operating activities	3,594,000	2,041,000	2,989,000
Changes in working capital:
Other receivables	(10,959,000)	7,193,000	(8,359,000)
Net cash inflow from operating activities	72,702,000	85,671,000	95,769,000
Cash flows from financing activities
Proceeds from issue of shares	79,985,000	158,542,000
Net cash inflow/(outflow) from financing activities	209,582,000	86,231,000	(1,952,000)
Cash flows from investing activities
Net cash outflow from investing activities	(274,675,000)	(171,204,000)	(140,160,000)
Effect of exchange rate changes on cash and cash equivalents	4,947,000	(3,168,000)	1,139,000
Net increase/(decrease) in cash and cash equivalents	12,556,000	(2,470,000)	(45,204,000)
Cash and cash equivalents at beginning of year	73,549,000	76,019,000	121,223,000
Cash and cash equivalents at end of year	86,105,000	73,549,000	76,019,000
Parent
Cash (used in)/generated from operations
Loss before income tax	(898,000)	(51,681,000)	(13,675,000)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	658,000	875,000	1,753,000
Foreign exchange losses on operating activities	18,000	1,000	116,000
Changes in working capital:
Other receivables		(1,000)	957,000
Amounts owed by subsidiaries	(6,111,000)	(3,371,000)
Other payables	(6,433,000)	3,216,000	11,549,000
Amounts due to subsidiaries	12,486,000	25,253,000
Net cash inflow from operating activities	(280,000)	(25,708,000)	700,000
Cash flows from financing activities
Proceeds from issue of shares	79,985,000	158,541,000
Net cash inflow/(outflow) from financing activities	79,985,000	158,541,000
Cash flows from investing activities
Loans advanced to subsidiaries	(79,985,000)	(133,175,000)
Net cash outflow from investing activities	(79,985,000)	(133,175,000)
Effect of exchange rate changes on cash and cash equivalents	(18,000)	(1,000)	(116,000)
Net increase/(decrease) in cash and cash equivalents	(298,000)	(343,000)	584,000
Cash and cash equivalents at beginning of year	372,000	715,000	131,000
Cash and cash equivalents at end of year	£ 74,000	£ 372,000	£ 715,000